Investments - Investments Breakdown (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	R$ 265,190	R$ 453,371
Goodwill	189,846	225,486
Other investments evaluated at fair value through other comprehensive income	962,341	1,138,066
Investments accounted for using equity method	1,422,565	1,816,923
Provision for loss on investments in associates	(5,188)
Total Investments, including Goodwill and Financial Instruments	R$ 1,417,377	R$ 1,816,923